Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities are Measured at Fair Value on Recurring Basis

As of December 31, 2022 and 2023, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31,	Description	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
		RMB	RMB	RMB
2022	Short-term investments	282,230	—	282,230
2022	Long-term investments	15,780	—	15,780
2023	Short-term investments	310,547	71,570	238,977
2023	Long-term investments	12,310	—	12,310

Schedule of Assets Measured at Fair Value on Non-recurring Basis	The following table presents the Group's assets measured at fair value on a non-recurring basis for the years ended December 31, 2021, and 2022:

Years ended December 31,	Description	Fair Value	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
		RMB	RMB
2021	Equity investments without readily determinable fair value	—	—	16,500
2022	Equity method investments	—	—	12,186
2022	Goodwill	—	—	1,819,926
2022	Intangible assets - Non-Compete Commitment	—	—	14,733
2022	Intangible assets - technology/platform	2,000	2,000	6,217
2022	Intangible assets - brand names	20,000	20,000	185,975
2022	Deferred cost	16,659	16,659	70,406

Property and Equipment Estimated Useful Lives

Property and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful lives
Machinery	3-15 years
Electronic equipment	3 years
Leasehold improvement	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	3 years
Motor vehicle	4 years
Software	3-5 years

Schedule of Identifiable Intangible Assets	The identifiable intangible assets acquired are amortized on a straight-line basis over their respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Brand names	10 years
BCA	1-6 years
Technology/platform	5 years
NCC	5 years

Schedule of Net Product and Service Revenues by Revenue Streams and Geographical Location

For the year ended December 31, 2021, 2022 and 2023, the disaggregated revenues by revenue streams were as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net online product revenues	6,220,037	6,697,557	9,354,140
Net product revenues from offline channels	434,856	1,979,115	2,304,158
Net product revenues	6,654,893	8,676,672	11,658,298
Net service revenues for PJT marketplace	516,155	638,334	707,000
Net service revenues for Paipai marketplace	520,944	474,010	497,338
Net service revenues from other channels	88,283	80,408	103,146
Net service revenues	1,125,382	1,192,752	1,307,484

The following is the Group’s net product and service revenues by geographical location:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Mainland China	6,285,247	8,014,495	10,778,594
Hong Kong	339,616	659,277	827,182
Others	30,030	2,900	52,522
Net product revenues	6,654,893	8,676,672	11,658,298
Mainland China	1,123,351	1,191,924	1,305,727
Hong Kong	2,031	826	1,749
Others	—	2	8
Net service revenues	1,125,382	1,192,752	1,307,484